Deposits and obligations (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Deposits and Obligations
(a)	This caption is made up as follows:

	2022	2021
	S/(000)	S/(000)
Saving deposits	20,911,746	22,541,822
Demand deposits	13,824,824	14,433,164
Time deposits (e)	12,866,602	10,954,233
Compensation for service time (c)	921,288	962,596
Other obligations	6,248	6,129

Total	48,530,708	48,897,944

Summary of Time Deposits Classified By Maturity
(e)	The table below presents the balance of time deposits classified by maturity as of December 31, 2022 and 2021:

	2022	2021
	S/(000)	S/(000)
Up to 1 month	2,797,703	4,679,045
From 1 to 3 months	1,973,288	2,205,213
From 3 months to 1 year	6,788,680	3,430,805
From 1 to 5 years	1,023,473	377,889
Over 5 years	283,458	261,281

Total	12,866,602	10,954,233